Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2023			December 31, 2022
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	8.8	(38.2)	(29.4)	6.2	(39.9)	(33.7)
Intangible assets	7.9	(376.1)	(368.2)	29.9	(384.6)	(354.7)
Employee benefits	17.8	—	17.8	13.0	—	13.0
Tax value of loss carry forwards	51.1	—	51.1	43.8	—	43.8
Derivative financial instruments	8.6	(0.7)	7.9	0.1	(8.9)	(8.8)
Other	12.7	(10.1)	2.6	7.4	(12.3)	(4.9)
Tax assets/(liabilities)	106.9	(425.1)	(318.2)	100.4	(445.7)	(345.3)
Movement in deferred tax during the year:

	Opening balance Jan 1, 2023	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Recognized directly in equity	Movement in foreign exchange	Closing balance Dec 31, 2023
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(33.7)	4.2	—	—	0.1	(29.4)
Intangible assets	(354.7)	(13.5)	—	—	—	(368.2)
Employee benefits	13.0	(0.1)	6.3	(1.5)	0.1	17.8
Tax value of loss carry forwards	43.8	6.9	—	—	0.4	51.1
Derivative financial instruments	(8.8)	(1.7)	18.5	—	(0.1)	7.9
Other	(4.9)	8.5	—	—	(1.0)	2.6
Total deferred tax	(345.3)	4.3	24.8	(1.5)	(0.5)	(318.2)